Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A common stock
Statement of Financial Position [Line Items]
Common stock, shares issued (in shares)	34,195,704	34,110,338
Common stock, shares outstanding (in shares)	30,234,831	31,101,689
Class B common stock
Statement of Financial Position [Line Items]
Common stock, shares issued (in shares)	10,938,125	10,938,125
Common stock, shares outstanding (in shares)	10,938,125	10,938,125
Common stock, no par value (in dollars per share)	$ 0	$ 0